SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 29, 2018 USD ($) contract shares	Dec. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Antidilutive Securities Excluded from Computation of Earnings Per Share
Options to purchase shares excluded from computation of EPS (in shares) | shares	0	0	0
Requisite ownership to consolidate (in hundredths) (or more)	50.00%
Length of fiscal year	364 days	364 days	371 days
Additional sales due to additional week in fiscal year			$ 60,000
Accounts receivable retainage	$ 5,500	$ 4,800
Accounts receivable retainage, collection period	18 months
Concentration of accounts receivable related to largest customer	$ 44,500	55,900
Inventory on consignment	$ 16,800	14,800
Number of insurance contracts with third party by Ardellis | contract	39
Reserve associated with contracts to third party by Ardellis	$ 4,900	3,400
New accounting pronouncement
Retained earnings	$ 839,917	$ 736,212
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share
Length of fiscal year	364 days
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share
Length of fiscal year	371 days
ASU 2016-01
New accounting pronouncement
Equity Securities Fair Value	$ 10,700
Equity securities, unrealized loss	$ 1,900
ASU 2016-01 | Restatement
New accounting pronouncement
Retained earnings					$ 900
ASU 2016-02 | Minimum
New accounting pronouncement
Right-of-use assets				$ 60,000
Operating lease liability				60,000
ASU 2016-02 | Maximum
New accounting pronouncement
Right-of-use assets				80,000
Operating lease liability				$ 80,000